Business Combination	12 Months Ended
Aug. 31, 2018
Business Combination
Business Combination

4. Business Combination

During the years ended August 31, 2016, 2017 and 2018, the Group completed five,  seven and ten acquisitions, respectively. These acquisitions are expected to strengthen the Group’s current market and to generate synergy with the Group’s organic business. The results of the acquired entities’ operations have been included in the Company's consolidated financial statements since their respective dates of acquisition.  The Group completed the valuation necessary to assess the fair value of the acquired assets and liabilities and the non-controlling interests, resulting from which the amounts of goodwill were determined and recognized as of the respective acquisition dates.

Goodwill arising from the business combinations, which are not tax deductible, are mainly attributable to synergies expected to be achieved from the acquisitions. Pro forma financial information of the acquirees are not presented as the effects of the acquisitions on the Group’s consolidated financial statements were not material.

(a)   Acquisition of Yuhan (Shanghai) Information Technology Co., Ltd. ("Yuhan")

Yuhan provides offline English tutoring services under the brand, ‘‘FasTrack English’’.  FasTrack English offers English tutoring to students from three to twelve years old in one-to-two to one-to-fourteen teacher-to-student based classroom settings which aim to improve the comprehensive English capacities of young children.

In July 2017, the Group acquired 20% equity interest in Yuhan and the investment was accounted for under the equity method given the Group’s ability to exercise significant influence over the operations of Yuhan. In January 2018, the Group entered into a share purchase agreement to purchase an additional 55.6% equity interest in Yuhan for cash consideration of RMB140,000 (US$20,498).  The acquisition closed on January 2, 2018 when the Company obtained control of Yuhan holding in aggregate 75.6% of its equity interest.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

	For the year ended August 31,
	2018	2018
	RMB	US$
Intangible assets (i) (Note 9)	97,870	14,329
Net tangible assets (ii)	(24,331)	(3,562)
Goodwill	161,001	23,572
Total fair value of purchase price allocation	234,540	34,339

Cash consideration	140,000	20,498
Fair value of ownership interests previously held in the acquiree	42,595	6,236
Fair value of non-controlling interest	51,945	7,605

(i)   The acquired intangible assets consisted of trademark, license use right, customer relationship, student base as well as franchise agreements. These intangible assets have estimated amortization periods of  five to thirty years.

(ii)  Net tangible assets acquired primarily included cash and cash equivalent of RMB6,381(US$934), short-term investment of RMB46,000(US$6,735), prepayment and other current assets of RMB20,175 (US$2,954),  property and equipment of RMB7,662(US$1,122), accrued expenses and other current liabilities of RMB18,979 (US$2,779), deferred tax liabilities of RMB24,268 (US$3,553) and prepayments from customers of RMB62,668(US$9,175) as of the date of acquisition.

A gain of RMB1,481 in relation to the revaluation of the previously held equity interest was recorded in other income, net in the consolidated statement of income for the year ended August 31, 2018. The fair value of the previously held equity interest was determined using an income approach. As Yuhan was a private company, the fair value measurements for the non-controlling interest and previously held equity interest are estimated based on certain factors including discount rate, terminal growth rate, revenue growth rate, EBIT margin and adjustments for the lack of control or lack of marketability, as relevant, that market participants would consider when estimating the fair value of the noncontrolling interest and the previously held equity interest in Yuhan.

(b)   Other acquisitions

Other acquisitions that constitute business combinations are summarized as follows:

	For the years ended August 31,
	2017	2018	2018
	RMB	RMB	US$
Intangible assets (i) (Note 9)	10,830	11,540	1,690
Net tangible assets (ii)	18,012	(29,268)	(4,285)
Goodwill	49,562	152,716	22,359
Total fair value of purchase price allocation	78,404	134,988	19,764
Cash consideration	61,361	110,885	16,235
Fair value of equity interests previously held in the acquirees	3,949	3,474	509
Fair value of non-controlling interests	13,094	20,629	3,020
(i)

The acquired intangible assets consisted of trademark, license use right, customer relationship, student base as well as franchise agreements. These intangible assets have estimated amortization periods of  five to thirty years.

(ii)

Net tangible assets acquired primarily included cash and cash equivalent of RMB11,358 (US$1,663), prepayment and other current assets of RMB9,119 (US$1,335), property and equipment of RMB30,348 (US$4,443), accrued expenses and other current liabilities of RMB27,192 (US$3,981),  deferred tax liabilities of RMB2,885 (US$442) and prepayments from customers of RMB49,268 (US$7,213) as of the date of acquisition.

In relation to the revaluation of previously held equity interests, the Company recognized gain of RMB117,  RMB2,521 and RMB3,730(US$546) in the consolidated income statements for the years ended August 31, 2016, 2017 and 2018, respectively, for the other acquisitions that constituted business combinations. As the acquirees are private companies, the fair value measurements for the non-controlling interest and previously held equity interest are estimated based on certain factors including discount rate, terminal growth rate, revenue growth rate, EBIT margin and adjustments for the lack of control or lack of marketability, as relevant, that market participants would consider when estimating the fair value of the noncontrolling interest and the previously held equity interest in acquirees.